Summary of Outstanding Borrowings and Borrowing Capacities (Parenthetical) (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Debt Disclosure [Abstract]
Bonds payable exclude an unamortized discount	$ 563
Prepaid debt issuance costs	$ 33,094